UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08979

The Victory Variable Insurance Funds
(Exact name of registrant as specified in charter)

3435 Stelzer Road Columbus, OH		43219
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc. 3435 Stelzer Road Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(614) 470-8000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2013

Item 1.    Schedules of Investments.

The Victory Variable Insurance Funds	Schedule of Portfolio Investments
Diversified Stock Fund	March 31, 2013
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value

Common Stock (98.8%):

Consumer Discretionary (15.7%):
CarMax, Inc.(a)	9,650	$402
Comcast Corp., Class A	11,490	483
DIRECTV(a)	9,300	526
General Motors Co.(a)	32,170	895
PetSmart, Inc.	8,000	497
Priceline.com, Inc.(a)	700	482
Starbucks Corp.	12,200	695
The Walt Disney Co.	9,770	555
Viacom, Inc., Class B	16,620	1,023
		5,558
Consumer Staples (7.5%):
Anheuser-Busch InBev NV, Sponsored ADR	5,320	530
Costco Wholesale Corp.	4,870	517
Kraft Foods Group, Inc.	5,508	284
The Procter & Gamble Co.	17,390	1,339
		2,670
Energy (6.7%):
Anadarko Petroleum Corp.	8,987	787
BP PLC, Sponsored ADR	12,700	538
Occidental Petroleum Corp.	8,580	672
Schlumberger Ltd.	4,907	367
		2,364
Financials (12.9%):
Bank of New York Mellon Corp.	15,400	431
Citigroup, Inc.	24,330	1,076
JPMorgan Chase & Co.	19,200	911
MetLife, Inc.	18,568	706
PNC Financial Services Group, Inc.	7,300	485
Wells Fargo & Co.	25,900	959
		4,568
Health Care (14.1%):
Baxter International, Inc.	9,180	667
Express Scripts Holding Co.(a)	11,390	657
Johnson & Johnson	13,270	1,082
Medtronic, Inc.	6,070	285
Merck & Co., Inc.	10,100	447
Pfizer, Inc.	45,120	1,301
Roche Holding AG, Sponsored ADR	9,900	580
		5,019
Industrials (15.4%):
Boeing Co.	10,820	930
Cummins, Inc.	5,030	583
Danaher Corp.	10,830	673
General Dynamics Corp.	11,620	819
Honeywell International, Inc.	6,400	482
Norfolk Southern Corp.	6,480	499
Parker Hannifin Corp.	6,320	579
United Parcel Service, Inc., Class B	6,371	547
WW Grainger, Inc.	1,520	342
		5,454
Information Technology (21.1%):
Agilent Technologies, Inc.	13,890	583
Altera Corp.	17,750	630
Apple, Inc.	3,130	1,386
Applied Materials, Inc.	47,000	634
Broadcom Corp.	15,900	551
Citrix Systems, Inc.(a)	7,400	534
EMC Corp.(a)	25,300	604
Google, Inc., Class A(a)	1,280	1,016
Microchip Technology, Inc.	12,500	460
TE Connectivity Ltd.	17,630	739
VMware, Inc., Class A(a)	5,000	394
		7,531
Materials (5.4%):
Air Products & Chemicals, Inc.	10,900	949
Dow Chemical Co.	17,610	561
Monsanto Co.	3,798	401
		1,911
Total Common Stock (Cost $29,031)		35,075

Investment Companies (3.3%):
Federated Treasury Obligations Fund, Institutional Shares, 0.01%(b)	1,177,617	1,178
Total Investment Companies (Cost $1,178)		1,178
Total Investments (Cost $30,209) - 102.1%		36,253
Liabilities in excess of other assets - (2.1%)		(746)
NET ASSETS - 100.0%		$35,507

(a)               Non-income producing security.

(b)              Rate disclosed is the daily yield on 3/31/2013.

ADR - American Depositary Receipt

See notes to schedule of investments

1. Federal Tax Information:

At March 31, 2013, the cost basis for federal tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows (in thousands):

Cost of
	Investments	Gross	Gross	Net Unrealized
	for Federal	Unrealized	Unrealized	Appreciation/
Fund Name	Tax Purposes	Appreciation	Depreciation	(Depreciation)
Diversified Stock Fund	30,338	6,117	(202)	5,915

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by The Victory Variable Insurance Funds (the “Trust”) in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Trust currently offers shares of one fund: the Diversified Stock Fund (the “Fund”).

Securities Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•  Level 1 —  quoted prices in active markets for identical securities

•  Level 2 —  other significant observable inputs (including quoted prices for similar securities or interest rates, applicable to those securities, etc.)

•  Level 3 —  significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments in other open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 or Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

For the period ended  March 31, 2013 there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2013, while the breakdown, by category, of common stocks is disclosed on the Schedule of Portfolio Investments (in thousands):

Fund Name	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	Total
Diversified Stock Fund
Common Stocks	$35,075	$—	$35,075
Investment Companies	—	1,178	1,178
Total	$35,075	$1,178	$36,253

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are accounted for no later than one business day following the trade date. For financial reporting purposes, however, portfolio security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

3. Risks:

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Fund’s adviser, Victory Capital Management Inc., to be of comparable quality.

Item 2.   Controls and Procedures.

(a)       The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)      There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.   Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: The Victory Variable Insurance Funds

By (Signature and Title)	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date:	May 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael D. Policarpo, II
Michael D. Policarpo, II, President

Date:	May 22, 2013

By (Signature and Title)	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date:	May 22, 2013